Operating lease liabilities (Maturity Analysis of the Annual Undiscounted Cash Flows) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating lease liabilities
2025	¥ 286,771
2026	229,067
2027	146,028
2028	95,062
2029	83,675
Thereafter	122,220
Total lease commitment	962,823
Less: imputed interest	(121,881)
Total operating lease liabilities	840,942
Less: current operating lease liabilities	(243,137)	$ (33,310)	¥ (332,983)
Long-term operating lease liabilities	¥ 597,805	$ 81,899	¥ 799,096